Consolidated Balance Sheets - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash, cash equivalents and restricted cash (including amounts of the consolidated VIEs of RMB1,510,686,015 and RMB 1,024,148,680 as of December 31, 2023 and 2024, respectively)	¥ 1,170,386,076	¥ 2,001,602,420
Loans principal, interest and financing service fee receivables (including amounts of the consolidated VIEs of RMB9,132,462,231 and RMB 6,086,217,494 as of December 31, 2023 and 2024, respectively)	7,545,283,306	9,815,753,828
Allowance for credit losses (including amounts of the consolidated VIEs of RMB 729,743,207 and RMB591,519,389 as of December 31, 2023 and 2024, respectively)	678,020,346	781,795,096
Net loans principal, interest and financing service fee receivables (including amounts of the consolidated VIEs of RMB8,415,130,321 and RMB 5,494,698,105 as of December 31, 2023 and 2024, respectively)	6,867,262,960	9,033,958,732
Loans held-for-sale (including amounts of the consolidated VIEs of RMB1,296,708,106 and RMB 2,013,904,758 as of December 31, 2023 and 2024, respectively)	3,529,585,983	2,471,413,744
Investment securities (including amounts of the consolidated VIEs of RMB21,545,271 and RMB23,000,000 as of December 31, 2023 and 2024, respectively)	266,928,774	413,908,211
Property and equipment	187,477,921	8,158,950
Intangible assets	3,082,451	3,014,944
Deferred tax assets (including amounts of the consolidated VIEs of 384,801 and RMB 1,809,403 as of December 31, 2023 and 2024, respectively)	131,112,019	92,224,714
Deposits (including amounts of the consolidated VIEs of RMB156,815,888 and RMB 130,977,736 as of December 31, 2023 and 2024, respectively)	162,039,260	163,113,726
Right-of-use assets (including amounts of the consolidated VIEs of RMB63,450 and RMB 413,172 as of December 31, 2023 and 2024, respectively)	25,049,991	27,827,938
Guaranteed assets (including amounts of the consolidated VIEs of RMB684,293,725 and RMB656,112,865 as of December 31, 2023 and 2024, respectively)	1,133,290,527	875,031,026
Other assets (including amounts of the consolidated VIEs of RMB55,748,802 and RMB29,910,749 as of December 31, 2023 and 2024, respectively)	1,550,898,580	1,274,091,419
Total assets	15,027,114,542	16,364,345,824
Liabilities and shareholders’ equity
Borrowings under agreements to repurchase (including amounts of the consolidated VIEs of 85,331,820 and RMB29,708,280 as of December 31, 2023 and 2024, respectively)	1,669,232,250	686,581,454
Other borrowings (including amounts of the consolidated VIEs of RMB8,146,494,548 and RMB5,844,144,937 as of December 31, 2023 and 2024, respectively)	5,933,286,917	8,243,615,381
Accrued employee benefits (including amounts of the consolidated VIEs of RMB22,782 and RMB38,168 as of December 31, 2023 and 2024, respectively)	15,337,376	25,662,995
Income taxes payable (including amounts of the consolidated VIEs of RMB1,030,049 and RMB2,013,889 as of December 31, 2023 and 2024, respectively)	199,758,987	181,031,767
Deferred tax liabilities (including amounts of the consolidated VIEs of RMB Nil and Nil as of December 31, 2023 and 2024, respectively)	73,421,888	72,578,615
Lease liabilities (including amounts of the consolidated VIEs of RMB Nil and RMB86,485 as of December 31, 2023 and 2024, respectively)	21,389,738	26,073,473
Credit risk mitigation position	1,370,674,079	1,589,183,564
Other liabilities (including amounts of the consolidated VIEs of RMB232,873,758 and RMB430,140,964 as of December 31, 2023 and 2024, respectively)	1,686,454,806	1,530,691,852
Total liabilities	10,969,556,041	12,355,419,101
Commitments and contingencies
Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2023 and December 31, 2024, respectively)	916,743	916,743
Treasury stock	(122,897,896)	(118,322,545)
Additional paid-in capital	1,046,619,398	1,031,720,864
Retained earnings	3,141,740,988	3,103,956,542
Accumulated other comprehensive losses	(8,820,732)	(9,344,881)
Total equity attributable to owners of the Company	4,057,558,501	4,008,926,723
Non-controlling interests
Total shareholders’ equity	4,057,558,501	4,008,926,723
Total liabilities and shareholders’ equity	¥ 15,027,114,542	¥ 16,364,345,824